United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 12/31/2008

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     February 2, 2009
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1  SC= Schafer Cullen
Form 13F Information Table Entry Total: 79
Form 13F Information Table Entry Total: 138,701
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     3474    60381 SH       SOLE                                      60381
                                                                52      910 SH       DEFINED SC                                  910
A F L A C Inc.                 COM              001055102     4635   101105 SH       SOLE                                     101105
Abbott Laboratories            COM              002824100      312     5851 SH       SOLE                                       5851
Alberto Culver                 COM              013068101     1973    80479 SH       SOLE                                      80479
American Express Company       COM              025816109      457    24617 SH       SOLE                                      24617
Aqua America                   COM              03836w103      363    17630 SH       SOLE                                      17630
Artesian Resources Corp.  Clas COM              043113208      469    29536 SH       SOLE                                      29536
Automatic Data Processing      COM              053015103     3375    85782 SH       SOLE                                      85782
BP plc                         COM              055622104      958    20499 SH       SOLE                                      20499
                                                                22      470 SH       DEFINED SC                                  470
Berkshire Hathaway Class B     COM              084670207     2398      746 SH       SOLE                                        746
Best Buy Company, Inc.         COM              086516101      307    10920 SH       SOLE                                      10920
Boeing Co.                     COM              097023105     3354    78610 SH       SOLE                                      78610
Bristol Myers Squibb Co.       COM              110122108      277    11932 SH       SOLE                                      11932
                                                               104     4480 SH       DEFINED SC                                 4480
CBS                            COM              124857202      495    60406 SH       SOLE                                      60406
Colgate Palmolive              COM              194162103     3672    53570 SH       SOLE                                      53570
ConocoPhillips                 COM              20825C 10      736    14200 SH       SOLE                                      14200
                                                                47      910 SH       DEFINED SC                                  910
Cooper Industries Inc.         COM              G24182100     3199   109449 SH       SOLE                                     109449
Diageo PLC                     COM              25243Q205     1607    28315 SH       SOLE                                      28315
                                                                70     1240 SH       DEFINED SC                                 1240
Diamond Trusts                 COM                             225     2570 SH       SOLE                                       2570
Dow Chemical Co                COM              260543103      517    34293 SH       SOLE                                      34293
                                                                12      800 SH       DEFINED SC                                  800
DuPont                         COM              263534109     2816   111303 SH       SOLE                                     111303
Exxon Mobil Corp.              COM              30231g102     9090   113865 SH       SOLE                                     113865
Fedex Corporation              COM              31428X106     5103    79548 SH       SOLE                                      79548
                                                                53      820 SH       DEFINED SC                                  820
Fortune Brands Inc.            COM              349631101     2785    67464 SH       SOLE                                      67464
General Electric Co.           COM              369604103     4322   266774 SH       SOLE                                     266774
                                                                16     1000 SH       DEFINED SC                                 1000
Glaxo Smithkline PLC ADR       COM              37733W105     3304    88649 SH       SOLE                                      88649
                                                                57     1530 SH       DEFINED SC                                 1530
H.J. Heinz Co.                 COM              423074103     2982    79307 SH       SOLE                                      79307
                                                                24      630 SH       DEFINED SC                                  630
Harley Davidson                COM              412822 10      244    14350 SH       SOLE                                      14350
Hershey Company                COM              427866108      641    18454 SH       SOLE                                      18454
Home Depot, Inc.               COM              437076102     3209   139419 SH       SOLE                                     139419
Illinois Tool Works Inc        COM              452308109     1116    31830 SH       SOLE                                      31830
International Business Machine COM              459200101     6360    75568 SH       SOLE                                      75568
J P Morgan Chase & Co.         COM              46625h100     4471   141806 SH       SOLE                                     141806
                                                                74     2360 SH       DEFINED SC                                 2360
Johnson & Johnson, Inc.        COM              478160104     7549   126181 SH       SOLE                                     126181
                                                                75     1260 SH       DEFINED SC                                 1260
Kimberly Clarke Corp           COM              494368103      181     3434 SH       SOLE                                       3434
                                                                83     1580 SH       DEFINED SC                                 1580
Laboratory Corp Amer Hldg      COM              50540R409     2036    31605 SH       SOLE                                      31605
Liberty Media Interactive A    COM              53071M104       46    14750 SH       SOLE                                      14750
Limited Brands Inc.            COM              532716107      224    22350 SH       SOLE                                      22350
Mc Donalds Corp.               COM              580135101     2705    43494 SH       SOLE                                      43494
McCormick & Co.                COM              579780206     2259    70897 SH       SOLE                                      70897
Medtronic Inc.                 COM              585055106     1857    59089 SH       SOLE                                      59089
Merck & Co.                    COM              589331107      257     8467 SH       SOLE                                       8467
Microsoft                      COM              594918104     4945   254386 SH       SOLE                                     254386
Pepsico Inc                    COM              713448108     4357    79554 SH       SOLE                                      79554
Pfizer                         COM              717081103     1922   108498 SH       SOLE                                     108498
Pinnacle West Capital Corp     COM              723484101      623    19375 SH       SOLE                                      19375
Proctor & Gamble               COM              742718109     3541    57271 SH       SOLE                                      57271
Progressive Corp               COM              743315103      961    64891 SH       SOLE                                      64891
RPM Inc.                       COM              749685103     3441   258897 SH       SOLE                                     258897
Royal Dutch Shell ADR          COM              780257804      232     4380 SH       SOLE                                       4380
South Jersey Industries        COM              838518108     1556    39035 SH       SOLE                                      39035
Southern Company               COM              842587107     5325   143910 SH       SOLE                                     143910
Stryker Corp.                  COM                             215     5385 SH       SOLE                                       5385
Tiffany & Co.                  COM              886547108      242    10260 SH       SOLE                                      10260
UGI Corp                       COM              902681105     2228    91225 SH       SOLE                                      91225
Unilever NV New York           COM              904784709      161     6545 SH       SOLE                                       6545
                                                                79     3200 SH       DEFINED SC                                 3200
Unitedhealth Group Inc.        COM              91324P102     1112    41796 SH       SOLE                                      41796
Valley National Bancorp        COM              919794107     1380    68169 SH       SOLE                                      68169
Verizon Communications         COM              92343v104     3702   109210 SH       SOLE                                     109210
                                                                90     2660 SH       DEFINED SC                                 2660
Viacom Class B                 COM              92553p201      231    12105 SH       SOLE                                      12105
Wal Mart                       COM              931142103     1295    23104 SH       SOLE                                      23104
General Growth Properties, Inc COM              370021107       74    57069 SH       SOLE                                      57069
UMH Properties Inc.            COM              903002103      538    90455 SH       SOLE                                      90455
Washington Real Estate Investm COM              939653101     3405   120314 SH       SOLE                                     120314